Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 – SUBSEQUENT EVENTS On January 1, 2023, the Company added 2,282,424 Ordinary Shares to the Ordinary Shares pool reserved for issuance under the Company’s 2021 Share Incentive Plan.